Reinsurance - Components of Net Investment Income on Funds Withheld Assets (Details) - Talcott Life & Annuity Re - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reinsurance
Total	$ 1,167.0	$ 869.9
Investment expenses	24.7	20.5
Net investment income	1,142.3	849.4
Fixed maturities, available-for-sale
Reinsurance
Total	906.9	745.9
Fixed maturities, trading
Reinsurance
Total	11.9	2.0
Equity securities
Reinsurance
Total	0.2	0.6
Mortgage loans
Reinsurance
Total	125.2	98.4
Cash and cash equivalents
Reinsurance
Total	58.9	18.2
Other
Reinsurance
Total	$ 64.0	$ 4.8